Business Segment and Geographical Information	12 Months Ended
Dec. 31, 2016
Business Segment and Geographical Information
17. Business Segment and Geographical Information

The Company is a contract research organization ("CRO"), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated "full service" solution. The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer, Chief Financial Officer and Chief Operating Officer, who together are considered the Company's chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information.

We have determined that we operate in one single business segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries.

Revenues are allocated to individual entities based on where the work is performed in accordance with the Company's global transfer pricing model. Revenues and income from operations in Ireland are a function of this transfer pricing model.

Given ICON Clinical Research Limited's ("ICON Ireland") role in the development and management of the group, it's ownership of key intellectual property, customer relationships, its key role in the mitigation of risks faced by the group, plus the responsibility for maintaining the group's global network, ICON Ireland acts as the group entrepreneur and enters into the majority of the Company's customer contracts. As such, ICON Ireland remunerates most of the other operating entities ("cost plus service providers") in the ICON Group on the basis of a guaranteed cost plus mark up for the services they perform in each of their local territories.

The cost plus mark up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities in the various geographical areas that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate.

Under this method, the residual operating profits (or losses) of the group, once the cost plus service providers have been paid their respective intercompany service fee are retained by ICON Ireland. The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The revenues disclosed as relating to Ireland are the net revenues after deducting the cost plus revenues attributable to the activities performed outside Ireland.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, Belgium, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Switzerland, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

There have been no changes to the basis of segmentation or the measurement basis for the segment results since the prior year.

Reportable segment information at December 31, 2016 and December 31, 2015 and for the years ended December 31, 2016, December 31, 2015 and December 31, 2014 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$410,572	$429,631	$360,376
Rest of Europe	313,185	330,487	372,634
U.S.	763,821	650,941	605,815
Other	178,909	163,919	164,491
Total	$1,666,487	$1,574,978	$1,503,316

b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:
	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$216,149	$189,035	$138,185
Rest of Europe	34,200	38,166	14,481
U.S.	41,348	45,320	39,058
Other	19,997	9,015	10,626
Total	$311,694	$281,536	$202,350

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$218,334	$189,035	$138,185
Rest of Europe	36,509	38,166	23,277
U.S.	44,590	45,320	39,058
Other	20,420	9,015	10,626
Total	$319,853	$281,536	$211,146

d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2016	2015
	(in thousands)
Ireland	$105,684	$101,736
Rest of Europe	6,231	7,334
U.S.	29,428	34,520
Other	7,624	6,628
Total	$148,967	$150,218

e) The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$25,766	$22,100	$20,731
Rest of Europe	6,914	11,055	7,478
U.S.	23,462	20,106	20,491
Other	3,433	4,416	3,842
Total	$59,575	$57,677	$52,542

f) The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2016	2015	*
	(in thousands)
Ireland	$766,120	$663,060
Rest of Europe	337,062	343,733
U.S.	651,160	641,769
Other	71,501	68,647
Total	$1,825,843	$1,717,209
* The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.

g) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$27,670	$30,900	$15,117
Rest of Europe	2,851	1,916	2,278
U.S.	8,432	15,256	12,224
Other	3,648	1,658	3,160
Total	$42,601	$49,730	$32,779

h) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.
	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014

Client A	26%	31%	31%

i) The distribution of interest income by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$407	$102	$284
Rest of Europe	1,040	1,151	798
U.S.	2	4	-
Other	35	49	69
Total	$1,484	$1,306	$1,151

j) The distribution of the income tax charge by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$24,215	$21,795	$18,384
Rest of Europe	5,528	8,007	2,855
U.S.	8,381	3,580	4,860
Other	(131)	5,929	4,149
Total	$37,993	$39,311	$30,248